Dividend Income	12 Months Ended
Dec. 31, 2018
Disclosure Of Revenue From Dividends [Abstract]
Disclosure of revenue from dividends

35. DIVIDEND INCOME

(1)	Details of dividend income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2016	2017	2018
Financial assets at FVTPL (IFRS 9)	—	—	67,892
Financial assets at FVTPL (IAS 39)	996	446	—
Financial assets at FVTOCI	—	—	22,660
AFS financial assets	183,514	124,546	—

Total	184,510	124,992	90,552

(2)	Details of dividends related to financial assets at FVTOCI are as follows (Unit: Korean Won in millions):

For the year ended December 31, 2018
Dividend income recognized from assets held Equity securities	22,386
Dividend income recognized from assets derecognized	274

Total	22,660